Deferred Revenues	12 Months Ended
Dec. 31, 2024
Deferred Revenues [Abstract]
Deferred Revenues

Note 7

Deferred Revenues:

In February 2019, the Company entered into the EF License Agreement, to develop and commercialize its product candidate, Nolazol, in Latin American countries with Eurofarma Laboratorios S.A., a Brazilian pharmaceutical company. The EF License Agreement covered the grant of non-transferable licenses, without the right to sublicense, to Eurofarma to develop and commercialize Nolazol in Latin America. The EF License Agreement also specified the Company’s obligation to advance ongoing development activities with respect to Nolazol in the United States. A joint steering committee oversaw the development and regulatory activities directed towards marketing approval, manufacturing and commercialization phases. The Company believed its participation in the joint steering committee was not of material significance to the licenses in the context of the EF License Agreement on the whole and, as such, management excluded these activities in the determination of its performance obligation(s) under the EF License Agreement.

The EF License Agreement provided that the parties would enter into a separate manufacturing and supply agreement during the term of the EF License Agreement.

Under the EF License Agreement, the Company received a non-refundable, upfront payment, of $2.5 million and was further eligible to receive non-refundable milestone payments of up to $16 million, based on the achievement of milestones related to regulatory filings, regulatory approvals and the commercialization of Nolazol. The achievement and timing of the milestones depended on the success of development, approval and sales progress, if any, of Nolazol in the future. In addition, the Company was also eligible for tiered royalty payments.

The Company identified the licenses granted to Eurofarma and its obligation to advance development activities with respect to Nolazol in the United States as the material promises under the EF License Agreement. For purposes of identifying the Company’s performance obligations under the EF License Agreement, management believed that while the exclusive licenses were granted to Eurofarma at the outset of the EF License Agreement, the grant of those licenses did not singularly result in the transfer of the Company’s broader obligation to Eurofarma under the EF License Agreement.

The Company was obligated under the EF License Agreement to advance its development activities in the United States and those activities preceded Eurofarma’s necessary regulatory approvals for commercialization of Nolazol, in Latin American countries. The Company intended to apply its proprietary know-how to the ongoing development activities in the United States involving its intellectual property relating to Nolazol. These development activities were specific to the Company and the Company believed they were not capable of being distinct in the context of the EF License Agreement on the whole.

The licenses provided to Eurofarma were not transferable and without the right to sublicense therefore Eurofarma was not presently able to monetize its investment in Nolazol as clinical development in the United States or any Latin American countries had yet to be completed and Eurofarma had yet to seek or obtain regulatory approval in any Latin American country. The licenses to Eurofarma represented rights to use the Company’s intellectual property with respect to Nolazol for which revenue was recognized at a point in time which was when Eurofarma was able to use and benefit from the licenses. The licenses were considered of limited value without the Company’s development activities with respect to Nolazol in the United States. As such, the licenses were not capable of being distinct until after successful clinal development and regulatory approval and alone did not have standalone functionality to Eurofarma. Management had determined that the licenses, while capable of being distinct, were not distinct as they did not have stand-alone value to Eurofarma without the Company’s planned development activities in the United States and the approval for sale in Latin America.

Bundled together with the Company’s development activities of Nolazol in the United States, the licenses granted under the EF License Agreement enabled Eurofarma to seek regulatory approvals and ultimately seek to commercialize Nolazol in Latin America. Therefore, management believed the licenses bundled together with the Company’s development activities in the United States constituted a single distinct performance obligation under the EF License Agreement for accounting purposes (the “License Performance Obligation”).

The Company had initially estimated a total transaction price of $2.5 million, consisting of the fixed upfront payment determined to be an advance on the License Performance Obligation. Upon execution of the EF License Agreement, variable consideration consisting of milestone payments had been constrained and excluded from the transaction price given the significant uncertainty of achievement of the development and regulatory milestones. As a result, the Company allocated the transaction price entirely to a single License Performance Obligation and recorded $2.5 million as deferred revenue, which would have been recognized when the development services of Nolazol were completed, and the product candidate received applicable regulatory approval in Latin America that allowed Eurofarma to commence commercialization of Nolazol in accordance with the EF License Agreement.

On August 28, 2024, the Company agreed with Eurofarma to terminate the EF License Agreement effective September 30, 2024. Neither party has any claims against the other in relation to the EF License Agreement and its termination. As of December 31, 2024, the Company recognized $2.5 million from its exclusive license agreement (the “EF License Agreement”) in the Statements of Operations and Comprehensive loss as Other income for termination of EF License Agreement.